Feb. 28, 2018

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Value With Momentum ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco S&P 500 Value With Momentum ETF (the “Fund”)

At a meeting held on September 21, 2018, the Board of Trustees of Invesco Exchange-Traded Fund Trust II approved reducing the annual unitary management fee of the Fund to 0.15% of the Fund’s average daily net assets, effective September 24, 2018. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 123 of the Prospectus for the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.15%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.15%

(1)   Effective September 24, 2018, Invesco Capital Management LLC (the “Adviser”) has contractually reduced the Fund’s unitary management fee from 0.30% to 0.15%. “Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 123 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192